PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 165,875	$ 181,266	$ 269,437	$ 1,923,338
Gain (Loss) on Disposition of Property Plant Equipment					0	(16,817)
Escrow Deposit Disbursements Related to Property Acquisition						281,966
Property, Plant and Equipment, Disposals						16,817
Depreciation	$ 150,883	$ 139,989	$ 449,189	$ 423,737	$ 569,278	323,279
Alternative Solutions, LLC [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment						$ 0